Consolidated Statement of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	₽ 75,509	₽ 81,345
Right-of-use assets	12,412	12,840
Mineral licenses	17,741	18,458
Goodwill and other intangible assets	10,684	10,768
Other non-current assets	193	226
Investments in associates	334	341
Non-current financial assets	731	445
Deferred tax assets	4,989	561
Total non-current assets	122,593	124,984
Current assets
Inventories	62,449	42,138
Income tax receivables	24	45
Other current assets	10,348	8,423
Trade and other receivables	24,315	16,403
Other current financial assets	100	141
Cash and cash equivalents	17,701	1,706
Total current assets	114,937	68,856
Total assets	237,530	193,840
Equity
Treasury shares	(907)	(907)
Additional paid-in capital	23,410	23,410
Accumulated other comprehensive income	2,265	1,391
Accumulated deficit	(192,714)	(273,186)
Equity attributable to equity shareholders of Mechel PAO	(162,943)	(244,289)
Non-controlling interests	15,665	13,618
Total equity	(147,278)	(230,671)
Non-current liabilities
Loans and borrowings	100	2,201
Lease liabilities	3,886	3,958
Other non-current financial liabilities	1,666	1,901
Other non-current liabilities	77	301
Pension obligations	3,974	5,232
Provisions	4,118	4,802
Deferred tax liabilities	7,548	6,773
Total non-current liabilities	21,369	25,168
Current liabilities
Loans and borrowings	283,382	314,836
Lease liabilities	7,526	7,535
Trade and other payables	36,278	43,783
Other current financial liabilities	460	324
Income tax payable	6,409	7,843
Taxes and similar charges payable other than income tax	9,966	10,969
Advances received	14,200	6,067
Other current liabilities	241	1,038
Pension obligations	553	631
Provisions	4,424	6,317
Total current liabilities	363,439	399,343
Total liabilities	384,808	424,511
Total equity and liabilities	237,530	193,840
Common shares [member]
Equity
Common shares	4,163	4,163
Preferred shares [member]
Equity
Preferred shares	₽ 840	₽ 840